Summary Prospectus Supplement	May 12, 2017

Putnam VT Global Utilities Fund
Summary Prospectus dated April 30, 2017

The section Your fund’s management is supplemented to reflect that the fund’s portfolio manager is now William Rives, who joined the fund in May 2017 and is a Portfolio Manager, Analyst.

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